SCHEDULE OF WARRANT ACTIVITY (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Warrants
Number of Warrants, Outstanding, Balance | shares
Weighted Average Exercise Price, Outstanding, Balance | $ / shares
Aggregate Intrinsic Value, Outstanding | $
Number of Warrants, Granted | shares	5,000,000
Weighted Average Exercise Price, Granted | $ / shares	$ 0.50
Weighted Average Remaining Contractual Term (Years), Outstanding	1 year 9 months
Number of Warrants, Cancelled/Forfeited | shares
Weighted Average Exercise Price, Cancelled/Forfeited | $ / shares
Number of Warrants, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number of Warrants, Outstanding, Balance | shares	5,000,000
Weighted Average Exercise Price, Outstanding, Balance | $ / shares	$ 0.50
Weighted Average Remaining Contractual Term (Years), Outstanding	1 year 3 months
Aggregate Intrinsic Value, Outstanding | $